THE FBR FUNDS

Equity Funds

Investor Class

FBR Focus Fund

Supplement Dated August 4, 2009

To the Prospectus dated

February 28, 2009

The following information supplements the current disclosure in the Prospectus under the section titled “Fund Management” beginning on Page 30:

Effective as of September 22, 2009, FBR Fund Advisers, Inc. (“FBR Fund Advisers”), the investment adviser of the FBR Focus Fund (the “Focus Fund”), will also assume the day-to-day portfolio management of the Focus Fund.

FBR Fund Advisers will use a team of investment professionals to manage the Focus Fund’s portfolio.

Effective as of September 22, 2009, Akre Capital Management, LLC (“ACM”) will no longer be serving as the sub-adviser to the Focus Fund.  All references to ACM as sub-adviser to the Focus Fund and to Charles T. Akre, Jr. as portfolio manager of the Focus Fund are hereby deleted from the Prospectus effective as of that date.

The Board of Trustees of the Focus Fund has reserved the right to direct FBR Fund Advisers to assume the day-to-day portfolio management of the Focus Fund’s assets on a date earlier than September 22, 2009, in its sole discretion.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE FBR FUNDS

Equity Funds

I Class

FBR Focus Fund

Supplement Dated August 4, 2009

To the Prospectus dated

February 28, 2009

The following information supplements the current disclosure in the Prospectus under the section titled “Fund Management” beginning on Page 22:

Effective as of September 22, 2009, FBR Fund Advisers, Inc. (“FBR Fund Advisers”), the investment adviser of the FBR Focus Fund (the “Focus Fund”), will also assume the day-to-day portfolio management of the Focus Fund.

FBR Fund Advisers will use a team of investment professionals to manage the Focus Fund’s portfolio.

Effective as of September 22, 2009, Akre Capital Management, LLC (“ACM”) will no longer be serving as the sub-adviser to the Focus Fund.  All references to ACM as sub-adviser to the Focus Fund and to Charles T. Akre, Jr. as portfolio manager of the Focus Fund are hereby deleted from the Prospectus effective as of that date.

The Board of Trustees of the Focus Fund has reserved the right to direct FBR Fund Advisers to assume the day-to-day portfolio management of the Focus Fund’s assets on a date earlier than September 22, 2009, in its sole discretion.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE FBR FUNDS

Equity Funds

R Class

FBR Focus Fund

Supplement Dated August 4, 2009

To the Prospectus dated

February 28, 2009

The following information supplements the current disclosure in the Prospectus under the section titled “Fund Management” beginning on Page 18:

Effective as of September 22, 2009, FBR Fund Advisers, Inc. (“FBR Fund Advisers”), the investment adviser of the FBR Focus Fund (the “Focus Fund”), will also assume the day-to-day portfolio management of the Focus Fund.

FBR Fund Advisers will use a team of investment professionals to manage the Focus Fund’s portfolio.

Effective as of September 22, 2009, Akre Capital Management, LLC (“ACM”) will no longer be serving as the sub-adviser to the Focus Fund.  All references to ACM as sub-adviser to the Focus Fund and to Charles T. Akre, Jr. as portfolio manager of the Focus Fund are hereby deleted from the Prospectus effective as of that date.

The Board of Trustees of the Focus Fund has reserved the right to direct FBR Fund Advisers to assume the day-to-day portfolio management of the Focus Fund’s assets on a date earlier than September 22, 2009, in its sole discretion.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.